ACCOUNTS RECEIVABLE, NET-THIRD PARTIES (Schedule of Accounts Receivable) (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
ACCOUNTS RECEIVABLE, NET-THIRD PARTIES
Accounts receivables - current	¥ 7,794,173,603		¥ 4,828,118,154
Allowance for doubtful accounts - current	(323,070,723)		(293,359,875)
Accounts receivable, net - current	7,471,102,880	$ 1,172,379,073	4,534,758,279
Accounts receivables - non-current	28,185,718		27,543,511
Allowance for doubtful accounts - non-current	(561,765)		(1,138,553)
Accounts receivable, net - non-current	27,623,953	$ 4,334,801	26,404,958
Amount of accounts receivable pledged as collateral for borrowings	¥ 726,035,715		¥ 628,310,891